Tradr 2X Long ALAB Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$48,001,050
TOTAL NET ASSETS — 100.0%	$48,001,050

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Astera Labs, Inc.	Receive	5.40% (OBFR01* + 175bps)	At Maturity	9/16/2026	$89,449,534	$-	$(22,237,193)
TOTAL EQUITY SWAP CONTRACTS								$(22,237,193)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.